Unsecured Convertible Notes Payable (Details Textual) - USD ($)		1 Months Ended			6 Months Ended	12 Months Ended
	May 05, 2017	Jun. 29, 2017	Aug. 19, 2016	Jan. 19, 2016	Sep. 30, 2017	Mar. 31, 2017	Sep. 14, 2017	Mar. 27, 2017	Jun. 06, 2016	Mar. 31, 2016	Dec. 31, 2014
Debt Instrument [Line Items]
Principal amount					$ 50,000	$ 50,000					$ 242,498
Exercise price (in dollars per share)						$ 5.01				$ 0.005
Number of shares issued	666,667
Unamortized debt discount					$ (59,233)	$ (1,114,751)				$ (89,727)
8% Unsecured Convertible Notes - Due on January 19, 2018 [Member]
Debt Instrument [Line Items]
Principal amount			$ 55,000						$ 200,000	$ 200,000
Aggregate relative fair value						$ 99,915
Exercise price (in dollars per share)						$ 0.005
Risk-free interest rate						1.30%
Dividend yield						0.00%
Volatility rate						100.00%
Expected life						4 years
Terms of conversion feature			If the Company raises a minimum of $5,000,000 (excluding the amount converting pursuant to the note) in the aggregate in gross proceeds from an equity financing led by a reputable institutional investor in one or more closings prior to the maturity date, the noteholder will have the right to convert all outstanding principal and interest into the same equity securities issued in such qualified equity financing at 75% of the issuance price of the securities in such financing.	The Company issued three 8% unsecured convertible notes payable to investors (the "Lenders") for an aggregate amount of $200,000. These notes were due on January 19, 2018. Before the maturity date, the noteholder had in its sole discretion have the option to convert all outstanding principal and interest into the Company's common stock at a conversion price per share based upon the Company's current valuation, as determined by the Board of Directors. If the Company raises a minimum of $2,500,000 (excluding the amount converting pursuant to the notes) in the aggregate in gross proceeds from an equity financing led by a reputable institutional investor in one or more closings prior to the maturity date, the Lenders will have the right to convert all outstanding principal and interest into the same equity securities issued in such qualified equity financing at 75% of the issuance price of the securities in such financing.
6% Unsecured Convertible Notes Due on September 30, 2018 [Member]
Debt Instrument [Line Items]
Principal amount							$ 150,000,000
Number of shares of aggregate relative fair value							50,000
Aggregate relative fair value							$ 93,612,000
Unsecured convertible note payable					6.00%
Unsecured convertible note payable due					Sep. 13, 2018
Aggregate in gross proceeds					$ 5,000,000,000
Financing issuance price					75.00%
Exercise price (in dollars per share)					$ 0.02
Number of shares issued					50,000
Risk-free interest rate					0.90%
Dividend yield					0.00%
Volatility rate					100.00%
Expected life					3 years
Terms of conversion feature					The effective conversion price was $1.89, and the market price of the shares on the date of conversion was approximately $5.01 per share. As such, the Company recognized a beneficial conversion feature of $56,388. As a result, the Company recorded a note discount of $150,000 to account for the relative fair value of the warrants and the notes' beneficial conversion feature which will be amortized as interest over the term of the note.
Conversion of amortized to interest expense					$ 37,654,000
Unamortized debt discount					71,605,000	$ 109,259
Accrued interest					$ 9,395,000
6% Unsecured Convertible Notes - Due between January 31, 2018 and September 30, 2018 [Member]
Debt Instrument [Line Items]
Principal amount								$ 1,235,000,000
Unsecured convertible note payable					6.00%
Unsecured convertible note payable due					Sep. 30, 2018
Aggregate in gross proceeds					$ 5,000,000,000
Financing issuance price					75.00%
Exercise price (in dollars per share)					$ 0.03
Number of shares issued					205,834
Dividend yield					0.00%
Volatility rate					100.00%
Expected life					3 years
Terms of conversion feature					The effective conversion price was $2.73 and the market price of the shares on the date of conversion was approximately $5.01 per share, the Company recognized aggregate beneficial conversion features of $560,226. As a result, the Company recorded a note discount of $1,120,450 to account for the relative fair values of the warrants and the notes' beneficial conversion features which will be amortized as interest over the terms of the notes or in full upon conversion of the notes.
Conversion of amortized to interest expense					$ 431,929,000
Unamortized debt discount					573,561,000	$ 1,004,590
Accrued interest					$ 50,419,000
6% Unsecured Convertible Notes - Due between January 31, 2018 and September 30, 2018 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Risk-free interest rate					1.53%
6% Unsecured Convertible Notes - Due between January 31, 2018 and September 30, 2018 [Member] | Minimum [Member]
Debt Instrument [Line Items]
Risk-free interest rate					1.35%
6% Unsecured Convertible Notes - Due between January 31, 2018 and June 28, 2018 [Member]
Debt Instrument [Line Items]
Principal amount		$ 1,695,000,000
Number of shares of aggregate relative fair value		282,500
Aggregate relative fair value		$ 282,500,000
Unsecured convertible note payable		6.00%
Unsecured convertible note payable due					Jun. 29, 2018
Aggregate in gross proceeds					$ 5,000,000,000
Financing issuance price					75.00%
Exercise price (in dollars per share)					$ 0.03
Number of shares issued					768,893
Dividend yield					0.00%
Volatility rate					100.00%
Expected life					3 years
Terms of conversion feature					The effective conversion price was $2.73 and the market price of the shares on the date of conversion was approximately $5.01 per share, the Company recognized aggregate beneficial conversion features of $768,893. As a result, the Company recorded a note discount of $1,537,790 to account for the relative fair values of the warrants and the notes' beneficial conversion features which will be amortized as interest over the terms of the notes or in full upon conversion of the notes.
Conversion of amortized to interest expense					$ 693,916,000
Unamortized debt discount					843,874,000
Accrued interest					$ 45,079,000
6% Unsecured Convertible Notes - Due between January 31, 2018 and June 28, 2018 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Risk-free interest rate					1.53%
6% Unsecured Convertible Notes - Due between January 31, 2018 and June 28, 2018 [Member] | Minimum [Member]
Debt Instrument [Line Items]
Risk-free interest rate					1.35%